UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    11/13/2006
       -------------------   ------------------------------  -------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:       $2,253,647
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                           FORM 13F INFORMATION TABLE

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COLUMN 1                           COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------                  --------------    -----    ---------  -------- --- ---- ---------- --------    ----    ------   ----
ADVANCED MED OPTICS                  COM        00763M108    25,882    654,400 SH          SOLE               654,400    0       0
AMERICAN EXPRESS CO                  COM        025816109   110,029  1,962,000 SH          SOLE             1,962,000    0       0
AMERICA MOVIL S A DE C V        SPON ADR L SHS  02364W105   104,331  2,650,000 SH          SOLE             2,650,000    0       0
AVENTINE RENEWABLE ENERGY            COM        05356X403     5,134    240,000 SH          SOLE               240,000    0       0
BAIDU COM INC                   SPON ADR REP A  056752108    56,901    650,000 SH          SOLE               650,000    0       0
BERKSHIRE HATHAWAY INC DEL           CL A       084670108    21,076        220 SH          SOLE                   220    0       0
CEMEX S.A.B DE C V              SPON ADR 5 ORD  151290889    36,311  1,207,140 SH          SOLE             1,207,140    0       0
CHICOS FAS INC                       COM        168615102    64,590  3,000,000 SH          SOLE             3,000,000    0       0
CNET NETWORKS INC COM STK            COM        12613R104    44,451  4,644,782 SH          SOLE             4,644,782    0       0
CNH GLOBAL NV                        COM        N20935206     8,653    372,800 SH          SOLE               372,800    0       0
COACH INC                            COM        189754104    59,445  1,728,064 SH          SOLE             1,728,064    0       0
COMPTON PETE CO                      COM        204940100    29,504  2,952,100 SH          SOLE             2,952,100    0       0
COVANTA HLDG CORP                    COM        22282E102   158,575  7,365,300 SH          SOLE             7,365,300    0       0
CROCS INC                            COM        227046109    36,415  1,072,600 SH          SOLE             1,072,600    0       0
DADE BEHRING HLDG INC                COM        23342J206   137,527  3,424,468 SH          SOLE             3,424,468    0       0
DAVITA INC                           COM        23918K108    57,087    986,478 SH          SOLE               986,478    0       0
DELL INC                             COM        24702R101    21,013    920,000 SH          SOLE               920,000    0       0
DESARROLLADORA HOMEX S A DE     SPONSORED ADR   25030W100    18,880    500,000 SH          SOLE               500,000    0       0
DISCOVERY HOLDING CO                 COM        25468Y107   125,858  8,703,900 SH          SOLE             8,703,900    0       0
ELONG INC                       SPONSORED ADR   290138205     7,786    547,553 SH          SOLE               547,553    0       0
FIRST MARBLEHEAD CORP                COM        320771108     9,696    140,000 SH          SOLE               140,000    0       0
FRONTLINE LTD                        COM        G3682E127    15,789    410,000 SH          SOLE               410,000    0       0
GRACE W R & CO DEL NEW               COM        38388F108     6,630    500,000 SH          SOLE               500,000    0       0
GRUPO AEROPORTUARIO DEL PAC       SPON ADR B    400506101   104,016  3,059,300 SH          SOLE             3,059,300    0       0
HANESBRANDS INC                      COM        410345102    12,521    556,249 SH          SOLE               556,249    0       0
HANSEN NAT CORP                      COM        411310105    62,686  1,930,000 SH          SOLE             1,930,000    0       0
HOSPIRA INC                          COM        441060100    43,934  1,148,000 SH          SOLE             1,148,000    0       0
J CREW GROUP INC                     COM        46612H402     1,504     50,000 SH          SOLE                50,000    0       0
LEVEL 3 COMMUNICATIONS INC           COM        52729N100    21,479  3,985,000 SH          SOLE             3,985,000    0       0
MASTERCARD INC                       COM        57636Q104    63,315    900,000 SH          SOLE               900,000    0       0
MICROSOFT CORP                       COM        594918104    72,341  2,645,000 SH          SOLE             2,645,000    0       0
MICROSOFT CORP                       COM        5949186AF   106,118  3,880,000 SH  CALL    SOLE             3,880,000    0       0
NEOWARE INC                          COM        64065P102     3,398    250,000 SH          SOLE               250,000    0       0
NUTRI SYS INC NEW                    COM        67069D108    28,778    462,000 SH          SOLE               462,000    0       0
NUVELO INC                         COM NEW      67072M301    18,240  1,000,000 SH          SOLE             1,000,000    0       0
PACIFIC ETHANOL INC                  COM        69423U107     4,423    315,000 SH          SOLE               315,000    0       0
PIER 1 IMPORTS INC                   COM        720279108    14,840  2,000,000 SH          SOLE             2,000,000    0       0
POLYMEDICA CORP                      COM        731738100    14,358    335,400 SH          SOLE               335,400    0       0
RESEARCH IN MOTION LTD               COM        99AC9KZC8    20,530    200,000 SH   PUT    SOLE               200,000    0       0
RESMED INC                           COM        761152107    17,388    432,000 SH          SOLE               432,000    0       0
SARA LEE CORP                        COM        803111103    57,611  3,585,000 SH          SOLE             3,585,000    0       0
SERVICES ACQUISITION CORP IN         COM        817628100    13,261  1,490,000 SH          SOLE             1,490,000    0       0
SERVICES ACQUISITION CORP IN   *W EXP 02/14/200 817628118     4,694  1,490,000 SH          SOLE             1,490,000    0       0
SIRIUS SATELLITE RADIO INC           COM        82966U103    31,360  8,000,000 SH          SOLE             8,000,000    0       0
SMURFIT-STONE CONTAINER CORP         COM        832727101    62,515  5,581,700 SH          SOLE             5,581,700    0       0
STARBUCKS CORP                       COM        855244109   102,150  3,000,000 SH          SOLE             3,000,000    0       0
TAKE-TWO INTERACTIVE SOFTWAR         COM        874054109    12,695    890,250 SH          SOLE               890,250    0       0
THE9 LTD                             ADR        88337K104     9,847    460,125 SH          SOLE               460,125    0       0
THERMO ELECTRON CORP COM STK         COM        883556102    52,506  1,335,000 SH          SOLE             1,335,000    0       0
TRANSOCEAN INC                       ORD        G90078109    87,949  1,201,000 SH          SOLE             1,201,000    0       0
TRAVELZOO INC COM STK                COM        89421Q106     5,558    192,850 SH          SOLE               192,850    0       0
UBS AG-REG                         SHS NEW      H89231338     1,198     20,200 SH          SOLE                20,200    0       0
UNDER ARMOUR INC                     COM        904311107     1,001     25,000 SH          SOLE                25,000    0       0
URBAN OUTFITTERS INC                 COM        917047102    39,870  2,250,000 SH          SOLE             2,250,000    0       0

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